Supplemental Cash Flow Information - Narrative (Details) - USD ($) $ in Thousands				3 Months Ended				12 Months Ended
		Sep. 01, 2022	Sep. 30, 2020	Jun. 30, 2023	Jun. 30, 2022		Mar. 31, 2022	Mar. 31, 2023	Dec. 31, 2021	Dec. 31, 2020	Dec. 01, 2021
Class of Stock [Line Items]
Cash paid for interest				$ 0	$ 2,000		$ 6,600	$ 8,700	$ 6,400	$ 12,200
Exchange of preferred stock								1,100
Deemed dividend for accrual of preferred stock return					(9,150)	[1]		37,100	2,200
Issuance of shares									207,390
Liability for guaranteed payment				4,100	3,900		3,800	15,800	1,300
Distributions payable to charitable beneficiaries				300	500		800	1,700	1,500	700
Issuance of noncontrolling interest from reserved cash received in prior period					2,400			2,400
Noncash issuance of noncontrolling interest					300		8,400	300	9,200	6,000
Issuance of preferred stock to satisfy contingent consideration payable		$ 20,100						20,100
Promissory note receivable received as consideration in sale of fixed assets								$ 1,400
Liability related to funds retained for loan payable							$ 4,100
Issuance of stock for consideration in acquisition									352,600
Aggregate amount received									192,800
Liability for contingent issuance									20,100
Liability for put option related to grant of preferred stock									3,800
Deferred financing costs owed on debt due to related parties									2,300
Issuance of preferred stock for contribution of alternative assets									200	300
Promissory note exchange for BCH Preferred Series C Unit Accounts										65,065
Treasury shares recognized, value										3,444
Collateral Swap
Class of Stock [Line Items]
GWG Holdings common stock			$ 84,600							84,600
L Bonds | Collateral Swap
Class of Stock [Line Items]
Principal amount exchanged			$ 94,800							94,800
Class A common stock, par value $0.001 per share
Class of Stock [Line Items]
Issuance of shares									207,390
Promissory note exchange for BCH Preferred Series C Unit Accounts										(5,220)
Exercise of common options										57,500
Post De-SPAC Transaction
Class of Stock [Line Items]
Issuance of shares	[2]			5,286
Settlement of Liability Assumed at De-SPAC
Class of Stock [Line Items]
Issuance of shares	[2]			2,745
BCG Class A Units Received
Class of Stock [Line Items]
Exchange of preferred stock				793,400
Preferred Series B Subclass 2
Class of Stock [Line Items]
Exchange of preferred stock				791,900					312,300
Preferred Series A Subclass 1
Class of Stock [Line Items]
Exchange of preferred stock				193,900
Deemed dividend for accrual of preferred stock return				6,900
Preferred Series A Subclass 0
Class of Stock [Line Items]
Exchange of preferred stock									$ 251,700
Issuance of preferred stock in exchange for conversion of preferred stock					$ 1,100
Capital account balance											$ 251,700
Common Class A | Post De-SPAC Transaction
Class of Stock [Line Items]
Issuance of shares				5,300
Common Class A | Settlement of Liability Assumed at De-SPAC
Class of Stock [Line Items]
Issuance of shares				2,700
Class S Ordinary
Class of Stock [Line Items]
Exchange of preferred stock				$ 3,900
Preferred Series C Subclass 1
Class of Stock [Line Items]
Capital account balance										$ 75,000

[1]	Retroactively adjusted March 31, 2022 and three months ended June 30, 2022 for de-SPAC merger transaction as described in Note 4.
[2]	Retroactively adjusted March 31, 2023 for de-SPAC merger transaction as described in Note 4.